Penn Capital Defensive Floating Rate Income Fund
Schedule of Investments	March 31, 2020 (Unaudited)

Bank Loans: 82.1% (a)(b)	Principal	Value
Aerospace: 1.2%
Ducommun, Inc., 4.959%, 11/21/25
(1 Month US LIBOR + 4.000%)	$124,977	$106,231
(1 Month US LIBOR + 4.000%)	31,377	26,670
Dynasty Acquisition Co., Inc., 4.950% (3 Month LIBOR + 3.500%), 4/8/26	161,774	128,004
Dynasty Acquisition Co., Inc., 4.950% (3 Month LIBOR + 3.500%), 4/8/26	86,976	68,820
Jazz Acquisition, Inc., 6.190% (1 Month US LIBOR + 4.250%), 6/19/26	199,499	162,093
		491,818
Airline Companies: 1.4%
Allegiant Travel Co., 4.707% (3 Month LIBOR + 3.000%), 2/5/24	347,746	269,503
American Airlines, Inc., 2.709% (1 Month US LIBOR + 1.750%), 6/27/25	171,200	135,034
United Airlines, Inc., 2.739% (1 Month US LIBOR + 1.750%), 4/1/24	147,716	132,944
		537,481
Auto Parts & Equipment: 0.3%
Dealer Tire LLC, 5.239%, 2/5/27
(1 Month US LIBOR + 4.250%)	45,202	36,614
(1 Month US LIBOR + 4.250%)	79,486	64,383
		100,997
Brokerage: 0.5%
Victory Capital Holdings, Inc., 4.015% (1 Month US LIBOR + 2.500%), 7/1/26	211,725	183,142
Building & Construction: 0.3%
Janus International Group LLC, 4.823% (1 Month US LIBOR + 3.750%), 2/15/25	122,813	121,277
Building Materials: 1.8%
Beacon Roofing Supply, Inc., 3.239% (1 Month US LIBOR + 2.250%), 1/2/25	246,979	222,590
Foundation Building Materials Holding Co. LLC, 3.989% (1 Month US LIBOR + 3.000%), 8/13/25	148,125	127,758
Quikrete Holdings, Inc., 4.103% (3 Month US LIBOR + 2.750%), 11/15/23	386,538	355,615
		705,963
Building Products: 0.7%
Atkore International, Inc., 4.020% (3 Month US LIBOR + 2.750%), 12/22/23	329,234	278,752
Chemical Companies: 2.7%
Axalta Coating Systems US Holdings, Inc., 3.588% (3 Month US LIBOR + 1.750%), 6/1/24	180,000	168,300
HB Fuller Co., 2.773% (1 Month US LIBOR + 2.000%), 10/20/24	193,331	166,629
Hexion, Inc., 5.410% (3 Month US LIBOR + 3.500%), 7/1/26	248,125	206,564
Tronox Finance LLC, 3.930%, 9/22/24
(3 Month US LIBOR + 2.750%)	126,313	109,982
(1 Month US LIBOR + 2.750%)	179,013	155,868
Univar USA, Inc., 3.700% (1 Month US LIBOR + 2.250%), 7/1/24	144,655	135,252
Univar USA, Inc., 3.450% (1 Month US LIBOR + 2.000%), 11/22/26	149,625	129,800
		1,072,395
Computer Hardware: 1.3%
Dell International LLC, 2.680% (1 Month US LIBOR + 1.750%), 3/13/24	238,044	222,571
GLOBALFOUNDRIES, Inc., 6.250% (3 Month US LIBOR + 4.750%), 6/5/26	347,874	295,693
		518,264
Consumer-Products: 1.6%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	295,055	236,044
Froneri US, Inc., 3.239%, 1/31/27
(1 Month US LIBOR + 2.250%)	137,453	130,237
(1 Month US LIBOR + 2.250%)	62,547	59,263
HLF Financing Sarl LLC, 3.739% (1 Month US LIBOR + 2.750%), 8/16/25	246,250	220,805
		646,349

Diversified Capital Goods: 1.5%
DXP Enterprises, Inc., 5.750% (1 Month US LIBOR + 4.750%), 8/29/23	223,096	198,556
EWT Holdings III Corp., 3.739% (1 Month LIBOR + 2.750%), 12/20/24	225,768	203,568
Gardner Denver, Inc., 3.353% (1 Month LIBOR + 1.750%), 2/28/27	200,000	187,000
		589,124
Diversified Financial Services: 0.5%
Pivotal Payments Direct Corp., 5.989%, 9/28/25
(1 Month US LIBOR + 5.000%)	173,450	154,370
(1 Month US LIBOR + 5.000%)	25,409	22,614
(1 Month US LIBOR + 5.000%)	35,046	31,191
		208,175
Electric Utilities: 0.3%
Compass Power Generation LLC, 4.500% (1 Month US LIBOR + 3.500%), 12/20/24	116,674	104,131
Electric-Distribution/Transportation: 0.3%
Pike Corp., 4.240% (1 Month US LIBOR + 3.250%), 7/24/26	143,676	132,901
Electric-Generation: 2.4%
Calpine Corp., 3.240% (3 Month US LIBOR + 2.250%), 4/1/26	248,125	235,099
Lightstone Holdco LLC, 4.750% (1 Month US LIBOR + 3.750%), 1/30/24	285,444	215,033
Lightstone Holdco LLC, 4.750% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	12,128
Talen Energy Supply LLC, 4.739% (1 Month US LIBOR + 3.750%), 7/8/26	348,499	301,452
Vistra Operations Co LLC, 3.549% (1 Month US LIBOR + 1.750%), 12/31/25	200,000	189,250
		952,962
Electronics: 0.6%
Cohu, Inc., 3.989% (1 Month US LIBOR + 3.000%), 10/1/25	321,617	225,132
Entertainment: 3.1%
Alterra Mountain Co., 3.739% (1 Month US LIBOR + 2.750%), 7/31/24	244,375	219,938
Life Time, Inc., 4.363% (3 Month US LIBOR + 2.750%), 6/15/22	438,725	321,914
Playtika Holding Corp., 7.072% (1 Month US LIBOR + 6.000%), 12/10/24	272,500	252,970
SeaWorld Parks & Entertainment, Inc., 3.989% (1 Month US LIBOR + 3.000%), 3/31/24	244,644	199,233
United PF Holdings LLC, 5.450% (1 Month US LIBOR + 4.000%), 12/30/26	276,000	198,720
United PF Holdings LLC, 4.000% (1 Month US LIBOR + 4.000%), 12/30/26	34,000	24,480
		1,217,255
Environmental & Waste: 0.6%
GFL Environmental, Inc., 3.991% (1 Month US LIBOR + 3.000%), 5/31/25
(1 Month US LIBOR + 3.000%)	201,022	193,986
(1 Month US LIBOR + 3.000%)	35,970	34,711
		228,697
Food-Wholesale: 1.9%
American Seafoods Group LLC, 3.834%, 8/21/23
(1 Month US LIBOR + 2.750%)	216,002	198,722
(1 Month US LIBOR + 2.750%)	6,857	6,308
Bellring Brands LLC, 6.000% (1 Month US LIBOR + 5.000%), 10/21/24	271,563	253,232
JBS USA LUX SA, 3.072% (6 Month US LIBOR + 2.000%), 5/1/26	298,118	277,462
		735,724
Forestry/Paper: 0.5%
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 12/10/26	200,000	184,000
Gaming: 0.8%
Stars Group Holdings BV, 4.950%, 7/10/25
(3 Month US LIBOR + 3.500%)	322,476	306,620
(3 Month US LIBOR + 3.500%)	29,155	27,721
		334,341

Gas Distribution: 0.6%
Stonepeak Lonestar Holdings LLC, 6.336% (3 Month US LIBOR + 4.500%), 10/19/26	342,563	250,071
Health Care Prodviders & Services: 0.7%
Emerald TopCo, Inc., 4.489% (1 Month US LIBOR + 3.500%), 7/26/26	298,500	271,635
Health Services: 3.5%
American Renal Holdings, Inc., 5.989% (1 Month US LIBOR + 5.000%), 6/22/24	170,710	144,676
DaVita, Inc., 2.550% (1 Month US LIBOR + 1.750%), 8/12/26	200,000	189,376
FC Compassus LLC, 6.072% (6 Month US LIBOR + 5.000%), 12/31/26	199,500	169,575
Gentiva Health Services, Inc., 4.250% (1 Month US LIBOR + 3.250%), 7/2/25	241,290	225,606
Option Care Health, Inc., 5.489% (1 Month US LIBOR + 4.500%), 8/6/26	324,188	265,834
Select Medical Corp., 3.430% (1 Month US LIBOR + 2.500%), 3/6/25	412,163	389,494
		1,384,561
Hotels: 0.4%
Marriott Ownership Resorts, Inc., 2.739% (1 Month US LIBOR + 1.750%), 8/31/25	199,002	173,132
Industrial Conglomerates: 0.7%
Deliver Buyer, Inc., 6.450% (3 Month US LIBOR + 5.000%), 5/1/24	246,837	197,778
MTS Systems Corp., 4.240% (1 Month US LIBOR + 3.250%), 7/5/23	93,853	84,468
		282,246
Internet & Direct Marketing Retail: 0.6%
Shutterfly LLC, 7.450% (3 Month US LIBOR + 6.000%), 10/1/26	318,194	253,759
Investments & Miscellaneous Financial Services: 5.2%
FinCo I LLC, 2.989% (1 Month US LIBOR + 2.000%), 12/27/22	195,112	186,820
LPL Holdings, Inc., 2.709% (1 Month US LIBOR + 1.750%), 11/12/26	177,443	166,353
Nexus Buyer LLC, 4.613% (1 Month US LIBOR + 3.750%), 11/8/26	249,375	221,320
Russell Investments US Institutional Holdco, Inc., 3.822% (6 Month US LIBOR + 2.750%), 6/1/23	492,202	450,365
The Edelman Financial Center LLC, 4.178% (1 Month US LIBOR + 3.250%), 7/19/25	296,996	250,219
TransUnion LLC, 2.739% (1 Month US LIBOR + 1.750%), 11/13/26	368,987	352,198
VeriFone Systems, Inc., 5.695% (3 Month US LIBOR + 4.000%), 8/20/25	346,871	213,905
WisdomTree International Holdings Ltd., 3.603% (2 Month US LIBOR + 2.000%), 1/31/21	235,135	223,378
		2,064,558
IT Services: 1.2%
NAB Holdings LLC, 4.450% (3 Month US LIBOR + 3.000%), 6/30/24	243,775	190,144
Paysafe Holdings US Corp., 4.700% (3 Month US LIBOR + 3.250%), 1/1/25	344,492	288,082
		478,226
Machinery Companies: 1.2%
Gates Global LLC, 3.750% (1 Month US LIBOR + 2.750%), 3/31/24	346,708	298,863
RBS Global, Inc., 2.678% (1 Month US LIBOR + 1.750%), 8/21/24	195,313	177,490
		476,353
Media: 0.6%
Nexstar Broadcasting, Inc., 3.331% (1 Month LIBOR + 2.000%), 10/26/23	231,192	212,696
WXXA-TV LLC, 3.331%, 10/24/23
(1 Month LIBOR + 2.000%)	4,507	4,202
(1 Month LIBOR + 2.000%)	2,049	1,911
		218,809
Media-Broadcast: 3.1%
CSC Holdings LLC, 2.862% (1 Month US LIBOR + 2.250%), 7/17/25	243,734	231,955
ION Media Networks, Inc., 4.000% (1 Month US LIBOR + 3.000%), 12/18/24	248,750	226,362
Sinclair Television Group, Inc., 3.240% (1 Month US LIBOR + 2.250%), 1/3/24	241,875	229,781
The E.W. Scripps Co., 3.489% (1 Month US LIBOR + 2.500%), 5/1/26	247,754	234,128
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	343,494	315,156
		1,237,382

Media-Cable: 3.5%
Altice France SA, 4.705% (1 Month US LIBOR + 4.000%), 8/14/26	391,891	371,316
Charter Communications Operating LLC, 2.740% (1 Month US LIBOR + 1.750%), 4/30/25	373,106	357,092
Cogeco Communications USA II LP, 2.989% (1 Month US LIBOR + 2.250%), 1/4/25	246,846	228,745
Radiate Holdco LLC, 3.989% (1 Month US LIBOR + 3.000%), 2/1/24	447,189	409,925
		1,367,078
Media-Services: 1.6%
Clear Channel Outdoor Holdings, Inc., 4.489% (1 Month US LIBOR + 3.500%), 8/21/26	248,750	208,950
Terrier Media Buyer, Inc., 5.700% (3 Month US LIBOR + 4.250%), 12/17/26	199,500	176,059
Ziggo Financing Partnership, 3.205% (1 Month US LIBOR + 2.500%), 4/30/28	250,000	235,000
		620,009
Metals & Mining: 1.6%
Big River Steel LLC, 6.450% (3 Month US LIBOR + 5.000%), 8/23/23	292,992	278,343
Zekelman Industries, Inc., 3.209% (1 Month US LIBOR + 2.250%), 1/24/27	380,000	345,800
		624,143
Metals/Mining Excluding Steel: 1.2%
Aleris International, Inc., 5.739% (1 Month US LIBOR + 4.750%), 2/27/23	246,869	219,096
American Rock Salt Co. LLC, 4.500% (1 Month US LIBOR + 3.500%), 3/21/25	289,274	245,160
		464,256
Mortgage Real Estate Investment Trusts (REITs): 0.3%
GGP Nimbus LLC, 3.489%, 8/24/25
(1 Month US LIBOR + 2.500%)	111,432	78,003
(1 Month US LIBOR + 2.500%)	37,060	25,942
		103,945
Multi-Line Insurance: 1.4%
Asurion LLC, 3.989% (1 Month US LIBOR + 3.000%), 8/4/22	266,389	251,293
HUB International Ltd., 4.551%, 4/25/25
(2 Month US LIBOR + 2.750%)	329,689	306,281
(2 Month US LIBOR + 2.750%)	15,682	14,569
		572,143
Non-Food & Drug Retailers: 2.7%
Calceus Acquisition, Inc., 6.875%, 2/12/25
(3 Month US LIBOR + 5.500%)	396,157	328,811
(2 Month US LIBOR + 5.500%)	2,556	2,121
Coty, Inc., 3.255% (1 Month US LIBOR + 2.250%), 4/5/25	298,734	236,223
PetSmart, Inc., 5.000% (3 Month US LIBOR + 4.000%), 3/11/22	296,530	283,595
Staples, Inc., 6.015% (1 Month US LIBOR + 4.500%), 9/12/24	323,460	219,952
		1,070,702
Oil, Gas & Consumable Fuels: 0.3%
Centurion Pipeline Co. LLC, 4.239% (1 Month US LIBOR + 3.250%), 9/30/25	197,500	138,250
Packaging: 1.1%
Reynolds Consumer Products LLC, 4.549% (3 Month US LIBOR + 1.750%), 2/4/27	200,000	187,400
Reynolds Group Holdings, Inc., 3.739%, 2/5/23
(1 Month US LIBOR + 2.750%)	57,163	53,876
(1 Month US LIBOR + 2.750%)	34,899	32,892
(1 Month US LIBOR + 2.750%)	154,876	145,971
		420,139
Pharmaceuticals: 1.2%
Aldevron LLC, 5.700% (3 Month US LIBOR + 4.250%), 10/11/26	300,000	279,000
Jaguar Holding Co. II, 3.500% (1 Month US LIBOR + 2.500%), 8/18/22	195,080	185,675
		464,675

Pharmaceuticals & Devices: 2.9%
Agiliti Health, Inc., 4.625%, 1/4/26
(1 Month US LIBOR + 3.000%)	248,740	237,547
(3 Month US LIBOR + 3.000%)	630	602
Bausch Health Americas, Inc., 3.612% (US LIBOR + 3.000%), 6/1/25	406,254	384,418
Cambrex Corp., 6.000% (1 Month US LIBOR + 5.000%), 11/20/26	249,375	208,228
Endo International PLC, 5.250% (1 Month US LIBOR + 4.250%), 4/27/24	124,679	111,276
Greatbatch Ltd., 3.510% (1 Month US LIBOR + 2.500%), 10/27/22	231,557	216,506
		1,158,577
Printing & Publishing: 1.1%
Meredith Corp., 3.489% (1 Month US LIBOR + 2.500%), 1/31/25	228,738	201,003
Nielsen Finance LLC, 3.005% (1 Month US LIBOR + 2.000%), 10/4/23	249,359	229,098
		430,101
Real Estate Investment Trusts (REITs): 0.8%
CoreCivic, Inc., 6.110% (1 Month US LIBOR + 4.500%), 12/12/24	200,000	174,000
The GEO Group, Inc., 3.610% (1 Month US LIBOR + 2.000%), 3/23/24	199,486	162,473
		336,473
Restaurants: 1.5%
Carrols Restaurant Group, Inc., 4.210% (1 Month US LIBOR + 3.250%), 4/30/26	297,874	211,491
IRB Holding Corp., 3.954%, 2/5/25
(6 Month US LIBOR + 2.750%)	246,349	189,228
(3 Month US LIBOR + 2.750%)	630	484
Whatabrands LLC, 3.766% (1 Month US LIBOR + 2.750%), 8/3/26	248,752	204,081
		605,284
Semiconductors & Semiconductor Equipment: 0.5%
Xperi Corp., 3.489% (1 Month US LIBOR + 2.500%), 12/1/23	230,643	217,958
Software: 1.1%
Omnitracs LLC, 3.996% (3 Month US LIBOR + 2.750%), 3/23/25	343,039	296,729
SCS Holdings I, Inc., 4.489% (1 Month US LIBOR + 3.500%), 7/1/26	148,877	128,778
		425,507
Software/Services: 6.4%
Avaya, Inc., 4.955% (1 Month US LIBOR + 4.250%), 12/15/24	324,878	275,334
Castle US Holding Corp., 4.739% (1 Month LIBOR + 3.750%), 1/31/27	200,000	158,626
Fiserv Investment Solutions, Inc., 6.442% (3 Month LIBOR + 4.750%), 2/18/27	200,000	168,000
Go Daddy Operating Co. LLC, 2.739%, 2/15/24
(1 Month US LIBOR + 1.750%)	92,580	88,124
(1 Month US LIBOR + 1.750%)	291,373	277,348
(1 Month US LIBOR + 1.750%)	89,694	85,376
Infor US, Inc., 3.750% (1 Month US LIBOR + 2.750%), 2/1/22	323,334	309,916
Match Group, Inc., 3.457% (3 Month US LIBOR + 1.750%), 2/13/27	200,000	179,334
Rackspace Hosting, Inc., 4.763% (3 Month US LIBOR + 3.000%), 11/3/23	466,722	403,715
SS&C Technologies Holdings Europe Sarl, 2.739% (1 Month US LIBOR + 1.750%), 4/16/25	100,469	93,687
SS&C Technologies, Inc., 2.739% (1 Month US LIBOR + 1.750%), 4/16/25	124,896	116,466
The Ultimate Software Group, Inc., 4.739% (1 Month US LIBOR + 3.750%), 5/3/26	149,250	138,553
Web.com Group, Inc., 4.945% (3 Month US LIBOR + 3.750%), 10/11/25	311,301	253,711
		2,548,190
Specialty Retail: 0.5%
BJ's Wholesale Club, Inc., 3.764% (1 Month US LIBOR + 2.750%), 2/3/24	200,000	191,000

Support-Services: 3.8%
Aramark Services, Inc., 2.739% (1 Month US LIBOR + 1.750%), 1/15/27	215,000	198,875
Buzz Merger Sub Ltd., 3.739% (1 Month US LIBOR + 2.750%), 1/29/27	250,000	227,500

CTOS LLC, 5.000% (1 Month US LIBOR + 4.250%), 4/18/25	420,000	355,950
PetVet Care Centers LLC, 3.739% (1 Month US LIBOR + 2.750%), 2/14/25	320,283	264,768
Prime Security Services Borrower LLC, 4.606% (1 Month US LIBOR + 3.250%), 9/23/26	314,290	280,661
ServiceMaster Co. LLC, 3.000% (1 Month US LIBOR + 1.750%), 11/5/26	174,563	165,311
		1,493,065
Telecom-Integrated/Services: 4.0%
CenturyLink, Inc., 3.239% (1 Month US LIBOR + 2.250%), 3/15/27	248,750	230,872
Cincinnati Bell, Inc., 4.250% (1 Month US LIBOR + 3.250%), 10/2/24	445,745	423,944
Consolidated Communications, Inc., 4.000% (1 Month US LIBOR + 3.000%), 10/5/23	368,098	321,166
Sprint Communications, Inc., 3.500% (1 Month US LIBOR + 2.500%), 2/3/24	318,044	315,658
Telesat Canada LLC, 3.740% (3 Month US LIBOR + 2.750%), 12/7/26	299,250	284,287
		1,575,927
Telecommunications Equipment: 1.4%
CommScope, Inc., 4.239% (1 Month US LIBOR + 3.250%), 4/4/26	298,500	280,590
Dawn Acquisition LLC, 5.200% (3 Month US LIBOR + 3.750%), 12/31/25	172,813	129,048
Plantronics, Inc., 3.459%, 7/2/25
(1 Month US LIBOR + 2.500%)	186,920	144,583
(1 Month US LIBOR + 2.500%)	13,080	10,117
		564,338
Wireless Telecommunication Services: 1.1%
Iridium Satellite LLC, 4.750% (1 Month US LIBOR + 3.750%), 11/4/26	475,000	446,500
Total Bank Loans (cost $36,594,277)		32,497,872

Corporate Bonds: 12.2%
Aerospace: 0.5%
Spirit AeroSystems, Inc., 4.600%, 6/15/28	250,000	214,972
Auto Parts & Equipment: 0.5%
Meritor, Inc., 6.250%, 2/15/24	200,000	190,022
Brokerage: 0.3%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	138,000	129,720
Computer Hardware: 0.6%
Dell International LLC, 5.875%, 6/15/21(c)	115,000	114,569
NCR Corp., 6.375%, 12/15/23	110,000	108,624
		223,193
Food & Drug Retailers: 0.5%
Ingles Markets, Inc., 5.750%, 6/15/23	183,000	182,085
Food-Wholesale: 1.4%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	135,000	135,675
Simmons Foods, Inc., 7.750%, 1/15/24 (c)	190,000	190,000
TreeHouse Foods, Inc., 6.000%, 2/15/24 (c)	250,000	248,122
		573,797
Gaming: 0.6%
Scientific Games International, Inc., 5.000%, 10/15/25 (c)	275,000	239,250
Health Services: 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	115,000	108,375
Investments & Miscellaneous Financial Services: 0.2%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	100,250
Media-Broadcast: 1.4%
Diamond Sports Group LLC, 5.375%, 8/15/26 (c)	400,000	325,008
Univision Communications, Inc., 5.125%, 2/15/25 (c)	260,000	221,650
		546,658

Media-Cable: 1.1%
DISH DBS Corp., 5.875%, 7/15/22	230,000	223,979
Videotron Ltd., 5.000%, 7/15/22	200,000	198,508
		422,487
Media-Diversified: 0.3%
Netflix, Inc., 5.500%, 2/15/22	110,000	111,925
Media-Services: 0.4%
Nielsen Finance LLC, 5.000%, 4/15/22 (c)	150,000	138,273
Multi-Line Insurance: 0.6%
Genworth Holdings, Inc., 7.625%, 9/24/21	250,000	237,552
Packaging: 0.4%
Reynolds Group Issuer, Inc., 4.719% (3 Month US LIBOR + 3.500%), 7/15/21 (c)	150,000	146,250
Pharmaceuticals & Devices: 0.5%
Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	225,000	216,412
Real Estate Development & Management: 0.4%
Realogy Group LLC, 5.250%, 12/1/21 (c)	170,000	158,100
Support-Services: 0.7%
CoreCivic, Inc., 5.000%, 10/15/22	160,000	152,994
Iron Mountain, Inc., 6.000%, 8/15/23	140,000	140,700
		293,694
Telecom-Integrated/Services: 0.9%
Level 3 Financing, Inc., 5.125%, 5/1/23	215,000	211,235
Qwest Corp., 6.750%, 12/1/21	125,000	127,500
		338,735
Telecom-Wireless: 0.6%
SBA Communications Corp., 4.875%, 9/1/24	105,000	106,444
Sprint Corp., 7.875%, 9/15/23	135,000	148,821
		255,265
Total Corporate Bonds (cost $5,077,976)		4,827,015

Total Investments - 94.3% (cost $41,672,253)		37,324,887
Other Assets and Liabilities 5.7%		2,261,727
Net Assets: 100.0%		$39,586,614

Percentages are stated as a percent of net assets.
(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two ot four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2020, the value of these investments was $1,916,897, or 4.8% of total net assets.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	98.9%
Curacao	0.6%
Canada	0.5%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$32,497,872	$-	$32,497,872

Corporate Bonds	-	4,827,015	-	4,827,015

Total Investments in Securities	$-	$37,324,887	$-	$37,324,887

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.